Principal group companies (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of subsidiaries [abstract]
Schedule of significant investments in subsidiaries	The companies listed below include those which principally affect the profits and assets of the group. The operating companies listed below may carry on the business described in the countries listed in conjunction with their subsidiaries and other group companies.

	Country of incorporation	Country of operation	Percentage of equity owned(1)	Business description
Subsidiaries
Diageo Ireland Unlimited Company	Ireland	Worldwide	100%	Production, marketing and distribution of premium drinks
Diageo Great Britain Limited	England	Great Britain	100%	Marketing and distribution of premium drinks
Diageo Scotland Limited	Scotland	Worldwide	100%	Production, marketing and distribution of premium drinks
Diageo Brands B.V.	Netherlands	Worldwide	100%	Marketing and distribution of premium drinks
Diageo North America, Inc.	United States	Worldwide	100%	Production, importing, marketing and distribution of premium drinks
United Spirits Limited(2)	India	India	55.88%	Production, importing, marketing and distribution of premium drinks
Diageo Capital plc(3)	Scotland	United Kingdom	100%	Financing company for the group
Diageo Capital B.V.(3)	Netherlands	Netherlands	100%	Financing company for the group
Diageo Finance plc(3)	England	United Kingdom	100%	Financing company for the group
Diageo Investment Corporation	United States	United States	100%	Financing company for the US group
Mey İçki Sanayi ve Ticaret A.Ş.	Türkiye	Türkiye	100%	Production, marketing and distribution of premium drinks
Associates
Moët Hennessy(4)	France	Worldwide	34%	Production, marketing and distribution of premium drinks
(1) All percentages, unless otherwise stated, are in respect of holdings of ordinary share capital and are equivalent to the percentages of voting rights held by the group.
(2) Percentage ownership excludes 2.38% owned by the USL Benefit Trust.
(3) Directly owned by Diageo plc.
(4) Diageo’s principal associate is Moët Hennessy of which Diageo owns 34% through two legal entities; Moët Hennessy, SAS and Moët Hennessy International.

Schedule of significant investments in associates	The companies listed below include those which principally affect the profits and assets of the group. The operating companies listed below may carry on the business described in the countries listed in conjunction with their subsidiaries and other group companies.

	Country of incorporation	Country of operation	Percentage of equity owned(1)	Business description
Subsidiaries
Diageo Ireland Unlimited Company	Ireland	Worldwide	100%	Production, marketing and distribution of premium drinks
Diageo Great Britain Limited	England	Great Britain	100%	Marketing and distribution of premium drinks
Diageo Scotland Limited	Scotland	Worldwide	100%	Production, marketing and distribution of premium drinks
Diageo Brands B.V.	Netherlands	Worldwide	100%	Marketing and distribution of premium drinks
Diageo North America, Inc.	United States	Worldwide	100%	Production, importing, marketing and distribution of premium drinks
United Spirits Limited(2)	India	India	55.88%	Production, importing, marketing and distribution of premium drinks
Diageo Capital plc(3)	Scotland	United Kingdom	100%	Financing company for the group
Diageo Capital B.V.(3)	Netherlands	Netherlands	100%	Financing company for the group
Diageo Finance plc(3)	England	United Kingdom	100%	Financing company for the group
Diageo Investment Corporation	United States	United States	100%	Financing company for the US group
Mey İçki Sanayi ve Ticaret A.Ş.	Türkiye	Türkiye	100%	Production, marketing and distribution of premium drinks
Associates
Moët Hennessy(4)	France	Worldwide	34%	Production, marketing and distribution of premium drinks
(1) All percentages, unless otherwise stated, are in respect of holdings of ordinary share capital and are equivalent to the percentages of voting rights held by the group.
(2) Percentage ownership excludes 2.38% owned by the USL Benefit Trust.
(3) Directly owned by Diageo plc.
(4) Diageo’s principal associate is Moët Hennessy of which Diageo owns 34% through two legal entities; Moët Hennessy, SAS and Moët Hennessy International.